Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Self-insured retention per occurrence	$ 5.0
Insurance expense	3.1	$ 2.7	$ 3.2
Prepaid insurance	2.0	2.2
Health coverage expense	23.2	24.5	20.1
Income taxes receivable	2.1	0.7
Deferred compensation expense	0.9	0.7	0.7
Billings from related party	3.9	2.4	1.1
Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	27.4	23.2	22.0
Prepaid balance to related party	3.4	1.2
Director [Member]
Related Party Transaction [Line Items]
Billings from related party	198.5	232.0	80.3
Accounts payable to related vendor	2.3	34.0
Ipalco Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	9.2		5.6
Indianapolis Power And Light Company [Member]
Related Party Transaction [Line Items]
Self-insured retention per occurrence	5.0
Insurance expense	3.1	2.7	3.2
Prepaid insurance	2.0	2.2
Health coverage expense	23.2	24.5	20.1
Income taxes receivable	1.0	2.8
Deferred compensation expense	0.9	0.7	0.7
Costs incurred by related party	9.2	7.5	5.6
Prepaid balance to related party	3.4	1.2
Billings from related party	3.9	2.4	1.1
Indianapolis Power And Light Company [Member] | Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	26.9	22.6	$ 22.0
Indianapolis Power And Light Company [Member] | Director [Member]
Related Party Transaction [Line Items]
Billings from related party	232.0	80.3
Accounts payable to related vendor	$ 2.3	$ 34.0